Stock-Based Compensation (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Capital stock percentage	10.00%	10.00%
Capital stock duration	10 years	10 years
Stock options percentage	110.00%	110.00%
Common stock options exercises shares (in Shares)	6,250	6,250
Reserved common stock shares (in Shares)	715,483	1,850,582
Aggregate intrinsic value (in Dollars)	$ 1,000,000	$ 42,000	$ 100,000
Stock options granted shares (in Shares)	1,367,000
Fair value options per share (in Dollars per share)	$ 1.8	$ 0.75	$ 0.13
Unrecognized compensation expense (in Dollars)	$ 4,700,000	$ 3,600,000
Weighted-average period	3 years 2 months 12 days	3 years 3 months 18 days
Expected dividend yield percentage	0.00%	0.00%
Aggregate intrinsic value (in Dollars)		$ 2,300,000
2008 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Capital stock percentage	10.00%	10.00%
Capital stock duration	10 years	10 years
2018 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Capital stock percentage	10.00%	100.00%
Stock options percentage	100.00%	10.00%
Aggregate intrinsic value (in Dollars)	$ 27,000,000	$ 18,100,000
Aggregate intrinsic value (in Dollars)		$ 28,300,000